WARRANTS (Tables)	12 Months Ended
Mar. 31, 2023
WARRANTS
Schedule of warrants

The following is a schedule of the warrants outstanding as of March 31, 2023:

	FTP
	Compensation	Compensation		Total
	Warrants	Warrants	Warrants	Warrants	Amount
	#	#	#	#	$
Balance, March 31, 2022	174,384	1,034,868	2,071,090	3,280,342	6,196,906
Warrants expired	—	—	(2,071,090)	(2,071,090)	(2,772,748)
Balance, August 10, 2022	174,384	1,034,868	—	1,209,252	3,424,158
Balance, August 10, 2022 following the consolidation of Warrants	34,876	206,973	—	241,849	3,424,158
Warrants expired after the Arrangement	(34,876)	(206,973)	—	(241,849)	(3,424,158)
Balance, March 31, 2023	—	—	—	—	—

The weighted average life for warrants outstanding as of March 31, 2023 was 0.00 years (March 31, 2022 – 0.48 years).

The following is a schedule of the warrants outstanding as of March 31, 2022:

	FTP
	Compensation	Compensation		Total
	Warrants	Warrants	Warrants	Warrants	Amount
	#	#	#	#	$
Balance April 1, 2021	343,269	1,034,868	2,071,090	3,449,227	6,370,660
Exercised	(168,885)	—	—	(168,885)	(173,754)
Balance, March 31, 2022	174,384	1,034,868	2,071,090	3,280,342	6,196,906